Derivative Instruments (Schedule Of Monthly Average Future And Forward Currency Contracts) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($) contract
Derivative Instruments [Abstract]
Average bought	9,831	18,575
Average sold	9,934	19,013
Average notional | $	$ 1,134,000,000	$ 565,000,000